DEFERRED GOVERNMENT GRANTS - Movements of Deferred Grants (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DEFERRED GOVERNMENT GRANTS.
Balance at beginning of the period	¥ 153,174	¥ 6,318	¥ 4,368
Additions	140,881	155,333	5,000
Recognized as a reduction of depreciation expense	(13,504)	(8,477)	(3,050)
Balance at end of the period	¥ 280,551	¥ 153,174	¥ 6,318